Property, plant and equipment	12 Months Ended
Mar. 31, 2020
Property, plant and equipment
Property, plant and equipment

 11. Property, plant and equipment

The Group makes significant investments in network equipment and infrastructure – the base stations and technology required to operate our networks – that form the majority of our tangible assets. All assets are depreciated over their useful economic lives. For further details on the estimation of useful economic lives, see “Critical accounting judgements and key sources of estimation uncertainty” in note 1 to the consolidated financial statements.

Accounting policies

Land and buildings held for use are stated in the statement of financial position at their cost, less any subsequent accumulated depreciation and any accumulated impairment losses.

Amounts for equipment, fixtures and fittings, which includes network infrastructure assets are stated at cost less accumulated depreciation and any accumulated impairment losses.

Assets in the course of construction are carried at cost, less any recognised impairment losses. Depreciation of these assets commences when the assets are ready for their intended use.

The cost of property, plant and equipment includes directly attributable incremental costs incurred in their acquisition and installation. Depreciation is charged so as to write off the cost of assets, other than land, using the straight-line method, over their estimated useful lives, as follows:

Land and buildings

– Freehold buildings	25 - 50 years
– Leasehold premises	the term of the lease

Equipment, fixtures and fittings

– Network infrastructure and other	1 - 35 years

Depreciation is not provided on freehold land.

Right-of-use assets arising from the Group's lease arrangements are depreciated over their reasonably certain lease term, as determined under the Group's leases policy (see note 20 "Leases" and "Critical accounting judgements and key sources of estimation uncertainty" in note 1 for details).

The gain or loss arising on the disposal, retirement or granting of a finance lease on an item of property, plant and equipment is determined as the difference between any proceeds from sale or receivables arising on a lease and the carrying amount of the asset and is recognised in the income statement.

		Equipment,
	Land and	fixtures
	buildings	and fittings	Total
	€m	€m	€m
Cost:
1 April 2018	2,225	68,532	70,757
Exchange movements	(11)	(340)	(351)
Arising on acquisition	—	58	58
Additions	66	4,925	4,991
Disposals	(28)	(1,966)	(1,994)
Other	15	173	188
31 March 2019	2,267	71,382	73,649
Transfers to right-of-use assets[1]	(10)	(1,122)	(1,132)
1 April 2019	2,257	70,260	72,517
Exchange movements	(58)	(1,000)	(1,058)
Arising on acquisition	49	3,642	3,691
Additions	76	5,161	5,237
Disposals	(51)	(3,218)	(3,269)
Disposals of subsidiaries	(22)	(2,851)	(2,873)
Transfer to assets held for resale	(60)	(2,283)	(2,343)
Other	10	311	321
31 March 2020	2,201	70,022	72,223
Accumulated depreciation and impairment:
1 April 2018	1,165	41,267	42,432
Exchange movements	—	(126)	(126)
Charge for the year	113	5,741	5,854
Disposals	(28)	(1,899)	(1,927)
Other	3	(19)	(16)
31 March 2019	1,253	44,964	46,217
Transfers to right-of-use assets[1]	(9)	(361)	(370)
1 April 2019	1,244	44,603	45,847
Exchange movements	(21)	(498)	(519)
Charge for the year	109	5,886	5,995
Disposals	(42)	(3,145)	(3,187)
Disposals of subsidiaries	(17)	(2,017)	(2,034)
Transfer to assets held for resale	(23)	(1,465)	(1,488)
Other	(4)	104	100
31 March 2020	1,246	43,468	44,714
Net book value:
31 March 2019	1,014	26,418	27,432
Transfers to right-of-use assets[1]	(1)	(761)	(762)
1 April 2019	1,013	25,657	26,670
31 March 2020	955	26,554	27,509

Note:

1	Property, plant and equipment held under finance leases under IAS 17 have been reclassified to right-of-use assets following the adoption of IFRS 16 on 1 April 2019.

Included in the net book value of land and buildings and equipment, fixtures and fittings are assets in the course of construction, which are not depreciated, with a cost of €34 million and €1,914 million respectively (2019: €23 million and €1,344 million). Also included in the book value of equipment, fixtures and fittings are assets leased out by the Group under operating leases, with a cost of €2,966 million, accumulated depreciation of €1,678 million and net book value of €1,288 million.

Right-of-use assets arising from the Group’s lease arrangements are recorded within property, plant and equipment:

	2020	2019
	€m	€m
Property, plant and equipment (owned assets)	27,509	27,432
Right-of-use assets[1]	11,688	—
31 March 2020	39,197	27,432

Note:

1	Additions of €4,593 million and a depreciation charge of €3,720 million were recorded in respect of right-of-use assets during the year to 31 March 2020.